Investor Report
Mercedes-Benz Auto Lease Trust 2017-A
Collection Period Ended

Amounts in USD
30-Apr-2017
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)
1
15-May-2017
Payment Date
30-Apr-2017
1-Mar-2017
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... 5/15/201
11-May-2017
Record Date
12-May-2017
19
15-May-2017
26-Apr-2017
30/360 Days
19
26-Apr-2017
15-May-2017
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
439,000,000.00
Class A-1 Notes
228.995715
439,000,000.00
0.771004
100,529,118.73
338,470,881.27
675,000,000.00
Class A-2A Notes
0.000000
675,000,000.00
1.000000
0.00
675,000,000.00
225,000,000.00
Class A-2B Notes
0.000000
225,000,000.00
1.000000
0.00
225,000,000.00
453,000,000.00
Class A-3 Notes
0.000000
453,000,000.00
1.000000
0.00
453,000,000.00
175,896,000.00
Class A-4 Notes
0.000000
175,896,000.00
1.000000
0.00
175,896,000.00
1,967,896,000.00
Total Note Balance
1,967,896,000.00
100,529,118.73
1,867,366,881.27
Overcollateralization
381,831,719.47
409,199,252.15
Total Securitization Value
2,349,727,719.47
381,831,719.47
present value of lease payments
present value of Base Residual Value
2,349,727,719.47
2,276,566,133.42
1,494,626,577.84
1,491,495,407.52
858,232,311.95
858,232,311.95
781,939,555.58
1,491,495,407.52
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
381,831,719.47
16.25%
409,199,252.15
17.41%
17.50%
411,202,350.91
Target Overcollateralization Amount (until Class A-2 Notes are paid in full)
Target Overcollateralization Amount (after Class A-2 Notes are paid in full)
387,705,073.71
16.50%

Investor Report
Mercedes-Benz Auto Lease Trust 2017-A
Collection Period Ended

Amounts in USD
30-Apr-2017
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
1.150000%
0.606944
100,795,567.34
229.602659
266,448.61
Class A-2A Notes
1.530000%
0.807500
545,062.50
0.807500
545,062.50
Class A-2B Notes
1.191110%
0.628641
141,444.31
0.628641
141,444.31
Class A-3 Notes
1.790000%
0.944722
427,959.17
0.944722
427,959.17
Class A-4 Notes
2.010000%
1.060833
186,596.34
1.060833
186,596.34
$102,096,629.66
Total
1,567,510.93

Investor Report
Mercedes-Benz Auto Lease Trust 2017-A
Collection Period Ended

Amounts in USD
30-Apr-2017
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
81,510,623.77
97,520.59
0.00
0.00
14,960.54
0.00
10,121.29
23,132,649.81
1,359,447.66
Total Exchange Note Payments
Available Funds ABS Notes
Available 2017-A Collections
106,012,842.53
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
2,232,241,333.50
2,232,241,333.50
2,159,079,747.45
102,096,629.66
102,096,629.66
(2) Interest Distributable Amount Class A Notes
(3) Priority Principal Distribution Amount
1,567,510.93
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
0.00
100,529,118.73
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
0.00
Total Distribution
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
102,096,629.66
Nonrecoverable Advances to the Servicer
(1) Total Servicing Fee
(2) Exchange Note Interest Distributable Amount
(2.02%)
3,916,212.87
0.00
2,379,817.29
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
0.00
99,716,812.37
Total Distribution
106,012,842.53
Distributions ABS Notes
Distribution on the Exchange Note
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2017-A
Collection Period Ended

Amounts in USD
30-Apr-2017
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
3,916,212.87
3,916,212.87
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,567,510.93
1,567,510.93
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
266,448.61
0.00
266,448.61
thereof on Class A-2A Notes
545,062.50
0.00
545,062.50
thereof on Class A-2B Notes
141,444.31
0.00
141,444.31
thereof on Class A-3 Notes
427,959.17
0.00
427,959.17
thereof on Class A-4 Notes
186,596.34
0.00
186,596.34
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
1,567,510.93
1,567,510.93
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
100,529,118.73
0.00
100,529,118.73
Principal Distribution Amount
100,529,118.73
100,529,118.73
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2017-A
Collection Period Ended

Amounts in USD
30-Apr-2017
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
5,874,319.30
0.00
5,874,319.30
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
9,574.76
546.53
546.53
546.53
10,121.29
5,874,319.30
0.00
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Class A-1 Notes $439M (18.0%), Class A-2A Notes $675M (27.6%), Class A-2B Notes $225M (9.2%), Class A-3 Notes $453M (18.6%), Class A-4 Notes $176M (7.2%), Certificates
$474M (19.4%), Total $2,441M (100.0%). The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or $122,074,866.51, according to Regulation RR.

Investor Report
Mercedes-Benz Auto Lease Trust 2017-A
Collection Period Ended

Amounts in USD
30-Apr-2017
Pool Statistics
Securitization Value end of Collection Period
2,349,727,719.47
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
96.89%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
56,402
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
2,276,566,133.42
1,473,353.84
0.00
0.00
19,811,903.37
51,876,328.84
2,349,727,719.47
56,402
55,889
84.02%
1,737,055,942.00
1,719,399,846.03
7.91%
7.91%
22.66
14.34
Cumulative Turn-in Ratio
Aggregate Base Residual Value
13.49
23.54
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.47%
140.60%
Delinquency Profile
Delinquency Profile *
0.00%
0.00
91-120 Days Delinquent
55,850
34
5
1,528,783.52
2,274,758,673.23
278,676.67
100.00%
55,889
2,276,566,133.42
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.92%
Current
0.01%
0.07%
31-60 Days Delinquent
61-90 Days Delinquent
0
Delinquency Trigger
4.281%
No
60+ Delinquency Leases to EOP Aggregate Securitization Value
Delinquency Trigger occurred
0.012%

Investor Report
Mercedes-Benz Auto Lease Trust 2017-A
Collection Period Ended

Amounts in USD
30-Apr-2017
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
1,384,419.53
36
.00
1,474,994.20
Principal Net Credit Loss / (Gain)
(90,574.67)
1,384,419.53
(90,574.67)
36
1,474,994.20
.00
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.047)%
(0.047)%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
(2,515.96)
(0.004)%
NA
NA
NA
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
19,900,837.68
476
19,900,837.68
476
21,739,871.95
21,739,871.95
(1,839,034.27)
(1,839,034.27)
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.954)%
(0.954)%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
(0.078)%
(3,863.52)
NA
NA
NA